Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable due from a related party	$ 2,456,000	$ 2,096,000
Prepaid and other current assets due from a related party	34,123,000	34,123,000
Accounts payable	87,447,000	107,611,000
Accrued liabilities	138,196,000	157,513,000
Receipts in advance and deferred revenue	57,041,000	52,055,000
Accrued salary and benefits	91,485,000	100,826,000
Tax payables	16,714,000	28,006,000
Short-term bank loans	0	315,550,000
Other short-term liabilities	112,568,000	106,171,000
Due to a related party	34,123,000	34,123,000
Liabilities held for sale (current)	0	416,998,000
Long-term accounts payable	3,922,000	3,202,000
Long-term bank loans	0	92,000,000
Long-term tax liabilities	193,918,000	188,760,000
Deferred tax liabilities	249,165,000	217,593,000
Other long-term liabilities	$ 3,142,000	$ 3,855,000
Ordinary Share, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Share, shares authorized (in shares)	75,400,000	75,400,000
Ordinary Share, shares issued (in shares)	38,221,000	39,306,000
Ordinary Share, shares outstanding (in shares)	38,221,000	39,306,000
Treasury Stock, par value (in dollars per share)	$ 0.001	$ 0.001
Treasury stock, shares (in shares)	1,129,000	0
Variable Interest Entity Primary Beneficiary [Member]
Accounts payable	$ 12,325,000	$ 11,145,000
Accrued liabilities	43,695,000	46,888,000
Receipts in advance and deferred revenue	45,844,000	43,076,000
Accrued salary and benefits	8,393,000	7,698,000
Tax payables	1,539,000	4,422,000
Short-term bank loans	0	0
Other short-term liabilities	14,095,000	25,028,000
Liabilities held for sale (current)	0	187,712,000
Long-term accounts payable	0	0
Long-term bank loans	0	0
Long-term tax liabilities	14,465,000	14,134,000
Deferred tax liabilities	3,323,000	2,014,000
Other long-term liabilities	$ 182,000	$ 286,000